Nature of Business and Significant Accounting Policies (Details) - Disaggregation of Revenue - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended		15 Months Ended
	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2020	May 31, 2021	May 31, 2020	Nov. 30, 2021
Disaggregation of Revenue [Line Items]
Revenues	$ 4,907,889	$ 10,914,712	$ 8,688,758	$ 19,292,087	$ 11,917,629	$ 5,414,002
Cannabis Dispensary [Member]
Disaggregation of Revenue [Line Items]
Revenues	3,732,974	7,336,974	6,818,499	14,595,115	9,365,105	3,591,399
Cannabis Production [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 1,174,915	$ 3,577,738	$ 1,870,259	$ 4,696,972	$ 2,552,524	$ 1,822,603